Offerings	Aug. 11, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit | $ / shares	3.75
Maximum Aggregate Offering Price	$ 11,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,722.38
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”), of fuboTV Inc. (the “Company”) that become issuable under the Company’s 2025 Employment Inducement Equity Incentive Plan (the “Inducement Plan”) or 2020 Equity Incentive Plan, as amended and restated (together with previous versions of such plan, and as may be further amended from time to time, the “2020 Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.Represents shares of Common Stock available for issuance under the Inducement Plan.For purposes of computing the registration fee only. Pursuant to Rule 457(c) of the Securities Act, the proposed maximum offering price per share is based upon the average of the high and low prices of the shares of Common Stock, as reported on The New York Stock Exchange on August 8, 2025, which date is within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit | $ / shares	3.75
Maximum Aggregate Offering Price	$ 75,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,482.50
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”), of fuboTV Inc. (the “Company”) that become issuable under the Company’s 2025 Employment Inducement Equity Incentive Plan (the “Inducement Plan”) or 2020 Equity Incentive Plan, as amended and restated (together with previous versions of such plan, and as may be further amended from time to time, the “2020 Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.Represents shares of Common Stock available for issuance under the Inducement Plan.Represents shares of Common Stock available for issuance under the 2020 Plan.